Fair Value	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Fair Value [Abstract]
Fair Value

Note 9 – Fair Value

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair values:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The Company used the following methods and significant assumptions to estimate the fair value of each type of financial instrument:

Investment Securities: The fair values for investment securities are determined by quoted market prices, if available (Level 1). For securities where quoted prices are not available, fair values are calculated based on market prices of similar securities (Level 2). For securities where quoted prices or market prices of similar securities are not available, fair values are calculated using discounted cash flows or other market indicators (Level 3). Level 3 pricing is obtained from a third-party based upon similar trades that are not traded frequently without adjustment by the Company. At June 30, 2013, the Company held $11.8 million in Level 3 securities which consist of $11.4 million of non-rated Obligations of State and Political Subdivisions and $353 thousand of equity securities that are not actively traded. Absent the credit rating, significant assumptions must be made such that the credit risk input becomes an unobservable input and thus these securities are reported by the Company in a Level 3 classification.

Derivatives: The fair values of derivatives are based on valuation models using observable market data as of the measurement date (Level 2).

Impaired Loans: Fair values for impaired collateral dependent loans are generally based on appraisals obtained from licensed real estate appraisers and in certain circumstances consideration of offers obtained to purchase properties prior to foreclosure. Appraisals for commercial real estate generally use three methods to derive value: cost, sales or market comparison and income approach. The cost method bases value in the cost to replace the current property. Value of market comparison approach evaluates the sales price of similar properties in the same market area. The income approach considers net operating income generated by the property and an investors required return. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Comparable sales adjustments are based on known sales prices of similar type and similar use properties and duration of time that the property has been on the market to sell. Such adjustments made in the appraisal process are typically significant and result in a Level 3 classification of the inputs for determining fair value.

Appraisals for both collateral-dependent impaired loans and other real estate owned are performed by certified general appraisers (for commercial properties) or certified residential appraisers (for residential properties) whose qualifications and licenses have been reviewed and verified by the Company. Once received, a member of the Company’s Risk Management Area reviews the assumptions and approaches utilized in the appraisal. In determining the value of impaired collateral dependent loans and other real estate owned, significant unobservable inputs may be used which include: physical condition of comparable properties sold, net operating income generated by the property and investor rates of return.

Other Real Estate: Nonrecurring adjustments to certain commercial and residential real estate properties classified as other real estate (ORE) are measured at the lower of carrying amount or fair value, less costs to sell. Fair values are generally based on third party appraisals of the property utilizing similar techniques as discussed above for Impaired Loans, resulting in a Level 3 classification. In cases where the carrying amount exceeds the fair value, less costs to sell, impairment loss is recognized.

Loans Held-for-Sale: The fair values of loans held for sale are determined by using quoted prices for similar assets, adjusted for specific attributes of that loan resulting in a Level 2 classification.

Assets and Liabilities Measured on a Recurring Basis

Assets and liabilities measured at fair value on a recurring basis, including financial assets and liabilities for which the Company has elected the fair value option, are summarized below:

	Fair Value Measurements at June 30, 2013 Using
	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
U.S. Treasury and Agency Securities	$—	$22,361	$—	$22,361
Corporate Securities	—	—	—	—
Obligations of State and
Political Subdivisions	—	67,326	11,439	78,765
Mortgage-backed Securities-Residential	—	510,679	—	510,679
Equity Securities	411	—	353	764
Total Securities	$411	$600,366	$11,792	$612,569

Loans Held-for-Sale	$—	$19,435	$—	$19,435

Derivatives	$—	$508	$—	$508

Financial Liabilities Derivatives	$—	$355	$—	$355

	Fair Value Measurements at December 31, 2012 Using
	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
U.S. Treasury and Agency Securities	$—	$23,472	$—	$23,472
Corporate Securities	—	—	—	—
Obligations of State and
Political Subdivisions	—	64,316	12,169	76,485
Mortgage-backed Securities-Residential	—	486,912	—	486,912
Equity Securities	380	—	353	733
Total Securities	$380	$574,700	$12,522	$587,602

Loans Held-for-Sale	$—	$16,641	$—	$16,641

Derivatives	$—	$187	$—	$187

Financial Liabilities Derivatives	$—	$178	$—	$178

There were no transfers between Level 1 and Level 2 for the three and six month periods ended June 30, 2013 and December 31, 2012.

At June 30, 2013, the aggregate fair value of the Loans Held-for-Sale was $19,435, aggregate contractual principal balance was $19,197 with a difference of $238. At December 31, 2012, the aggregate fair value of the Loans Held-for-Sale was $16,641, aggregate contractual principle balance was $16,413 with a difference of $228.

The table below presents a reconciliation of all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the three and six months ended June 30, 2013 and 2012:

	Obligations of State
	and Political
	Subdivisions		Equity Securities		Corporate Securities
	2013	2012	2013	2012	2013	2012

Balance of Recurring Level 3 Assets at March 31	$11,728	$4,075	$353	$353	$—	$—
Total Gains or Losses (realized/unrealized)
Included in Earnings	(129)	51	—	—	—	—
Maturities / Calls	(160)	—	—	—	—	—
Purchases	—	7,665	—	—	—	—
Balance of Recurring Level 3 Assets at June 30	$11,439	$11,791	$353	$353	$—	$—

	Obligations of State
	and Political
	Subdivisions		Equity Securities		Corporate Securities
	2013	2012	2013	2012	2013	2012

Balance of Recurring Level 3 Assets at December 31	$12,169	$4,772	$353	$353	$—	$1,005
Total Gains or Losses (realized/unrealized)
Included in Earnings	(150)	51	—	—	—	—
Maturities / Calls	(580)	(697)	—	—	—	(1,005)
Purchases	—	7,665	—	—	—	—
Balance of Recurring Level 3 Assets at June 30	$11,439	$11,791	$353	$353	$—	$—

Of the total gain/loss included in earnings for the three and six months ended June 30, 2013, $129 and $150 was attributable to other changes in fair value, respectively. The three and six months ended June 30, 2013 included no gain/loss attributable to interest income on securities. Of the total gain/loss included in earnings for the three and six months ended June 30, 2012, $51 was attributable to other changes in fair value for both periods presented. The three and six months ended June 30, 2012 included no gain/loss attributable to interest income on securities.

The fair value for nineteen obligations of state and political subdivisions with a fair value of $7.665 million as of June 30, 2012 were placed into Level 3 at the time of purchase because quoted prices or market prices of similar securities were not available. These fair values were calculated using discounted cash flows or other market indicators. Level 3 pricing was obtained from a third-party based upon similar trades that are not traded frequently without adjustment by the Company.

Assets and Liabilities Measured on a Non-Recurring Basis

Assets and liabilities measured at fair value on a non-recurring basis are summarized below:

	Fair Value Measurements at June 30, 2013 Using
	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Impaired Loans with Specific Allocations
Commercial and Industrial Loans	$—	$—	$20	$20
Commercial Real Estate Loans	—	—	2,101	2,101
Agricultural Loans	—	—	—	—
Other Real Estate
Commercial Real Estate	—	—	723	723

	Fair Value Measurements at December 31, 2012 Using
	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Impaired Loans with Specific Allocations
Commercial and Industrial Loans	$—	$—	$1,231	$1,231
Commercial Real Estate Loans	—	—	1,497	1,497
Agricultural Loans	—	—	135	135
Other Real Estate
Commercial Real Estate	—	—	150	150

Impaired loans, which are measured for impairment using the fair value of the collateral for collateral dependent loans, had a carrying amount of $6,429 with a valuation allowance of $4,308, resulting in an additional provision for loan losses of $270 and $379 for the three and six months ended June 30, 2013. Impaired loans resulted in a decreased provision for loan losses of $200 for the three months ended June 30, 2012 and an additional provision for loan losses of $633 for the six months ended June 30, 2012. Impaired loans, which are measured for impairment using the fair value of the collateral for collateral dependent loans, had a carrying amount of $8,274 with a valuation allowance of $5,411, resulting in an additional provision for loan losses of $2,230 for the year ended December 31, 2012.

Other Real Estate which is measured at the lower of carrying or fair value less costs to sell had a carrying value of $723 at June 30, 2013. A charge to earnings through Other Operating Income of $94 and $301 was included in the three and six months ended June 30, 2013, respectively. No charge to earnings was included in the three or six months ended June 30, 2012. Other Real Estate which is measured at the lower of carrying or fair value less costs to sell had a carrying value of $150 at December 31, 2012.

The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at June 30, 2013:

				Range
		Valuation		(Weighted
	Fair Value	Technique(s)	Unobservable Input(s)	Average)
Impaired Loans - Commercial and Industrial Loans	$20	Sales comparison approach	Adjustment for differences between the comparable sales	10%-90% (22)%

Impaired Loans - Commercial Real Estate Loans	$2,101	Sales comparison approach Income approach Cost approach	Adjustment for physical condition of comparable properties sold Adjustment for net operating income generated by the property Adjustment for investor rates of return	15%-78% (57)%

Other Real Estate - Commercial Real Estate Loans	$723	Sales comparison approach Income approach Cost approach	Adjustment for physical condition of comparable properties sold Adjustment for net operating income generated by the Property Adjustment for investor rates of return	2%-50% (29)%

The carrying amounts and estimated fair values of the Company’s financial instruments not previously presented are provided in the table below for the periods ending June 30, 2013 and December 31, 2012. Not all of the Company’s assets and liabilities are considered financial instruments, and therefore are not included in the table. Because no active market exists for a significant portion of the Company’s financial instruments, fair value estimates were based on subjective judgments, and therefore cannot be determined with precision.

		Fair Value Measurements at
		June 30, 2013 Using
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash and Short-term Investments	$39,748	$28,390	$11,358	$—	$39,748
Securities Held-to-Maturity	268	—	271	—	271
FHLB Stock and Other Restricted Stock	8,340	N/A	N/A	N/A	N/A
Loans, Net	1,225,580	—	—	1,233,278	1,233,278
Accrued Interest Receivable	6,886	—	1,762	5,124	6,886
Financial Liabilities:
Demand, Savings, and Money Market Deposits	(1,314,236)	(1,314,236)	—	—	(1,314,236)
Time Deposits	(327,673)	—	(330,899)	—	(330,899)
Short-term Borrowings	(106,905)	—	(106,905)	—	(106,905)
Long-term Debt	(68,735)	—	(64,982)	(4,771)	(69,753)
Accrued Interest Payable	(817)	—	(741)	(76)	(817)
Unrecognized Financial Instruments:
Commitments to Extend Credit	—	—	—	—	—
Standby Letters of Credit	—	—	—	—	—
Commitments to Sell Loans	—	—	—	—	—

		Fair Value Measurements at
		December 31, 2012 Using
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash and Short-term Investments	$51,794	$41,624	$10,170	$—	$51,794
Securities Held-to-Maturity	346	—	351	—	351
FHLB Stock and Other Restricted Stock	8,340	N/A	N/A	N/A	N/A
Loans, Net	1,186,483	—	—	1,199,566	1,199,566
Accrued Interest Receivable	7,419	—	1,893	5,526	7,419
Financial Liabilities:
Demand, Savings, and Money Market Deposits	(1,311,748)	(1,311,748)	—	—	(1,311,748)
Time Deposits	(329,183)	—	(333,170)	—	(333,170)
Short-term Borrowings	(71,534)	—	(71,534)	—	(71,534)
Long-term Debt	(89,472)	—	(66,892)	(28,872)	(95,764)
Accrued Interest Payable	(1,275)	—	(829)	(446)	(1,275)
Unrecognized Financial Instruments:
Commitments to Extend Credit	—	—	—	—	—
Standby Letters of Credit	—	—	—	—	—
Commitments to Sell Loans	—	—	—	—	—

Cash and Short-Term Investments:
The carrying amount of cash and short-term investments approximate fair values and are classified as Level 1 or Level 2.

Securities Held-to-Maturity:
The fair values for investment securities are determined by quoted market prices, if available (Level 1). For securities where quoted prices are not available, fair values are calculated based on market prices of similar securities (Level 2).

FHLB Stock and Other Restricted Stock:
It is not practical to determine the fair values of FHLB stock and other restricted stock due to restrictions placed on their transferability.

Loans:
Fair values of loans, excluding loans held for sale and collateral dependent impaired loans having a specific allowance allocation, are estimated as follows: For variable rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values resulting in a Level 3 classification. Fair values for other loans are estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality resulting in a Level 3 classification. Impaired loans are valued as described previously. The methods utilized to estimate fair value of loans do not necessarily represent an exit price.

Accrued Interest Receivable:
The carrying amount of accrued interest approximates fair value resulting in a Level 2 or Level 3 classification consistent with the asset they are associated with.

Deposits:
The fair values disclosed for demand deposits (e.g., interest and non-interest checking, savings and certain types of money market accounts) are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amount) resulting in a Level 1 classification. Fair values for fixed rate time deposits are estimated using a discounted cash flows calculation that applies interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities on time deposits resulting in a Level 2 classification.

Short-term Borrowings:
The carrying amounts of federal funds purchased, borrowings under repurchase agreements, and other short-term borrowings, generally maturing within ninety days, approximate their fair values resulting in a Level 2 classification.

Long-Term Debt:
The fair values of the Company’s long-term borrowings are estimated using discounted cash flow analyses based on the current borrowing rates for similar types of borrowing arrangements resulting in a Level 2 classification.

The fair values of the Company’s subordinated debentures are estimated using discounted cash flow analyses based on the current borrowing rates for similar types of borrowing arrangements resulting in a Level 3 classification.

Accrued Interest Payable:
The carrying amount of accrued interest approximates fair value resulting in a Level 2 or Level 3 classification consistent with the liability they are associated with.

Off-balance Sheet Instruments:
Commitments to extend credit and standby letters of credit are generally short-term or variable rate with minimal fees charged. These instruments have no carrying value, and the fair value is not material. The fair value of commitments to sell loans is the cost or benefit of settling the commitments with the counter-party at the reporting date. At June 30, 2013 and December 31, 2012, none of the Company’s commitments to sell loans were mandatory, and there is no cost or benefit to settle these commitments.

NOTE 14 – Fair Value

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three levels of inputs that may be used to measure fair values:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The Company used the following methods and significant assumptions to estimate the fair value of each type of financial instrument:

Investment Securities: The fair values for investment securities are determined by quoted market prices, if available (Level 1). For securities where quoted prices are not available, fair values are calculated based on market prices of similar securities (Level 2). For securities where quoted prices or market prices of similar securities are not available, fair values are calculated using discounted cash flows or other market indicators (Level 3). Level 3 pricing is obtained from a third-party based upon similar trades that are not traded frequently without adjustment by the Company. At December 31, 2012, the Company held $12.5 million in Level 3 securities which consist of $12.2 million of non-rated Obligations of State and Political Subdivisions and $353 thousand of equity securities that are not actively traded. Absent the credit rating, significant assumptions must be made such that the credit risk input becomes an unobservable input and thus these securities are reported by the Company in a Level 3 classification.

Derivatives: The fair values of derivatives are based on valuation models using observable market data as of the measurement date (Level 2).

Impaired Loans: Fair values for impaired collateral dependent loans are generally based on appraisals obtained from licensed real estate appraisers and in certain circumstances consideration of offers obtained to purchase properties prior to foreclosure. Appraisals for commercial real estate generally use three methods to derive value: cost, sales or market comparison and income approach. The cost method bases value in the cost to replace the current property. Value of market comparison approach evaluates the sales price of similar properties in the same market area. The income approach considers net operating income generated by the property and an investors required return. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Comparable sales adjustments are based on known sales prices of similar type and similar use properties and duration of time that the property has been on the market to sell. Such adjustments made in the appraisal process are typically significant and result in a Level 3 classification of the inputs for determining fair value.

Appraisals for both collateral-dependent impaired loans and other real estate owned are performed by certified general appraisers (for commercial properties) or certified residential appraisers (for residential properties) whose qualifications and licenses have been reviewed and verified by the Company. Once received, a member of the Company’s Risk Management Area reviews the assumptions and approaches utilized in the appraisal. In determining the value of impaired collateral dependent loans and other real estate owned, significant unobservable inputs may be used which include: physical condition of comparable properties sold, net operating income generated by the property and investor rates of return.

Other Real Estate: Nonrecurring adjustments to certain commercial and residential real estate properties classified as other real estate (ORE) are measured at the lower of carrying amount or fair value, less costs to sell. Fair values are generally based on third party appraisals of the property utilizing similar techniques as discussed above for Impaired Loans, resulting in a Level 3 classification. In cases where the carrying amount exceeds the fair value, less costs to sell, impairment loss is recognized.

Loans Held-for-Sale: The fair values of loans held for sale are determined by using quoted prices for similar assets, adjusted for specific attributes of that loan resulting in a Level 2 classification.

Assets and Liabilities Measured on a Recurring Basis

Assets and liabilities measured at fair value on a recurring basis, including financial assets and liabilities for which the Company has elected the fair value option, are summarized below:

	Fair Value Measurements at December 31, 2012 Using
	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
U.S. Treasury and Agency Securities	$—	$23,472	$—	$23,472
Corporate Securities	—	—	—	—
Obligations of State and
Political Subdivisions	—	64,316	12,169	76,485
Mortgage-backed Securities-Residential	—	486,912	—	486,912
Equity Securities	380	—	353	733
Total Securities	$380	$574,700	$12,522	$587,602

Loans Held-for-Sale	$—	$16,641	$—	$16,641

Derivative Assets	$—	$187	$—	$187

Derivative Liabilities	$—	$178	$—	$178

	Fair Value Measurements at December 31, 2011 Using
	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
U.S. Treasury and Agency Securities	$—	$6,422	$—	$6,422
Corporate Securities	—	—	1,005	1,005
Obligations of State and
Political Subdivisions	—	60,724	4,075	64,799
Mortgage-backed Securities-Residential	—	443,934	—	443,934
Equity Securities	331	—	353	684
Total Securities	$331	$511,080	$5,433	$516,844

Loans Held-for-Sale	$—	$21,485	$—	$21,485

Derivative Assets	$—	$—	$—	$—

Derivative Liabilities	$—	$—	$—	$—

There were no transfers between Level 1 and Level 2 for the periods ended December 31, 2012 and 2011.

At December 31, 2012, the aggregate fair value of the Loans Held-for-Sale was $16,641, aggregate contractual principal balance was $16,413 with a difference of $228. At December 31, 2011, the aggregate fair value of the Loans Held-for-Sale was $21,485, aggregate contractual principle balance was $21,225 with a difference of $260.

The table below presents a reconciliation of all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2012 and 2011:

	Obligations of State
	and Political
	Subdivisions		Equity Securities		Corporate Securities
	2012	2011	2012	2011	2012	2011

Beginning Balance of Recurring Level 3
Assets at January 1	$4,075	$—	$353	$353	$1,005	$—
Total Gains or Losses (realized/unrealized)
Included in earnings	156	—	—	—	—	—
Maturities / Calls	—	—	—	—	(1,005)	—
Purchases	7,938	4,075	—	—	—	1,005
Ending Balance of Recurring Level 3 Assets at December 31	$12,169	$4,075	$353	$353	$—	$1,005

Of the total gain/loss included in earnings for the year ended December 31, 2012, $1 was attributable to interest income on securities and $155 was attributable to other changes in fair value.

Assets and Liabilities Measured on a Non-Recurring Basis

Assets and liabilities measured at fair value on a non-recurring basis are summarized below:

	Fair Value Measurements at December 31, 2012 Using
	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Impaired Loans with Specific Allocations
Commercial and Industrial Loans	$—	$—	$1,231	$1,231
Commercial Real Estate Loans	—	—	1,497	1,497
Agricultural Loans	—	—	135	135
Other Real Estate
Commercial Real Estate	—	—	150	150

	Fair Value Measurements at December 31, 2011 Using
	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Impaired Loans with Specific Allocations
Commercial and Industrial Loans	$—	$—	$2,035	$2,035
Commercial Real Estate Loans	—	—	2,783	2,783
Agricultural Loans	—	—	—	—
Other Real Estate
Commercial Real Estate	—	—	250	250

Impaired loans, which are measured for impairment using the fair value of the collateral for collateral dependent loans, had a carrying amount of $8,274 with a valuation allowance of $5,411, resulting in an additional provision for loan losses of $2,230 for the year ended December 31, 2012. Impaired loans, which are measured for impairment using the fair value of the collateral for collateral dependent loans, had a carrying amount of $9,729 with a valuation allowance of $4,911, resulting in an additional provision for loan losses of $4,226 for the year ended December 31, 2011.

Other Real Estate which is measured at the lower of carrying or fair value less costs to sell had a carrying value of $150 at December 31, 2012. A charge to earnings through Other Operating Income of $100 was included in the year ended December 31, 2012. Other Real Estate, which is measured at the lower of carrying or fair value less costs to sell, had a carrying amount of $250 at December 31, 2011. A charge to earnings through Other Operating Income of $150 was included in the year ended December 31, 2011.

The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2012:

				Range
		Valuation		(Weighted
	Fair Value	Technique(s)	Unobservable Input(s)	Average)
Impaired Loans - Commercial	$1,231	Sales comparison	Adjustment for differences	4%-68%
and Industrial Loans		approach	between the comparable	(8%)
			sales

Impaired Loans - Commercial	$1,497	Sales comparison	Adjustment for physical	15%-78%
Real Estate Loans		approach	condition of comparable	(48%)
		Income approach	properties sold
		Cost approach	Adjustment for net operating
			income generated by the
			property
			Adjustment for investor rates
			of return

Impaired Loans – Agricultural	$135	Sales comparison	Adjustment for physical	76%
Loans		approach	condition of comparable	(76%)
		Income approach	properties sold
			Adjustment for net operating
			income generated by the
			property

The carrying amounts and estimated fair values of the Company’s financial instruments not previously presented are provided in the table below for the periods ending December 31, 2012 and 2011. Not all of the Company’s assets and liabilities are considered financial instruments, and therefore are not included in the table. Because no active market exists for a significant portion of the Company’s financial instruments, fair value estimates were based on subjective judgments, and therefore cannot be determined with precision.

		Fair Value Measurements at
		December 31, 2012 Using
	Carrying Value	Level 1	Level 2	Level 3	Total
Financial Assets:
Cash and Short-term Investments	$51,794	$41,624	$10,170	$—	$51,794
Securities Held-to-Maturity	346	—	351	—	351
FHLB Stock and Other Restricted Stock	8,340	N/A	N/A	N/A	N/A
Loans, Net	1,186,483	—	—	1,199,566	1,199,566
Accrued Interest Receivable	7,419	—	1,893	5,526	7,419
Financial Liabilities:
Demand, Savings, and Money Market Deposits	(1,311,748)	(1,311,748)	—	—	(1,311,748)
Time Deposits	(329,183)	—	(333,170)	—	(333,170)
Short-term Borrowings	(71,534)	—	(71,534)	—	(71,534)
Long-term Debt	(89,472)	—	(66,892)	(28,872)	(95,764)
Accrued Interest Payable	(1,275)	—	(829)	(446)	(1,275)
Unrecognized Financial Instruments:
Commitments to Extend Credit	—	—	—	—	—
Standby Letters of Credit	—	—	—	—	—
Commitments to Sell Loans	—	—	—	—	—

	December 31, 2011
	Carrying	Fair
	Value	Value
Financial Assets:
Cash and Short-term Investments	$67,089	$67,089
Securities Held-to-Maturity	690	697
FHLB Stock and Other Restricted Stock	8,340	N/A
Loans, Net	1,100,863	1,111,532
Accrued Interest Receivable	7,793	7,793
Financial Liabilities:
Demand, Savings, and Money Market Deposits	(1,181,919)	(1,181,919)
Time Deposits	(374,279)	(380,584)
Short-term Borrowings	(40,019)	(40,019)
Long-term Debt	(90,974)	(96,047)
Accrued Interest Payable	(1,884)	(1,884)
Unrecognized Financial Instruments:
Commitments to Extend Credit	—	—
Standby Letters of Credit	—	—
Commitments to Sell Loans	—	—

Cash and Short-Term Investments:
The carrying amount of cash and short-term investments approximate fair values and are classified as Level 1 or Level 2.

Securities Held-to-Maturity:
The fair values for investment securities are determined by quoted market prices, if available (Level 1). For securities where quoted prices are not available, fair values are calculated based on market prices of similar securities (Level 2).

FHLB Stock and Other Restricted Stock:
It is not practical to determine the fair values of FHLB stock and other restricted stock due to restrictions placed on their transferability.

Loans:
Fair values of loans, excluding loans held for sale and collateral dependent impaired loans having a specific allowance allocation, are estimated as follows: For variable rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values resulting in a Level 3 classification. Fair values for other loans are estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality resulting in a Level 3 classification. Impaired loans are valued as described previously. The methods utilized to estimate fair value of loans do not necessarily represent an exit price.

Accrued Interest Receivable:
The carrying amount of accrued interest approximates fair value resulting in a Level 2 or Level 3 classification consistent with the asset they are associated with.

Deposits:
The fair values disclosed for demand deposits (e.g., interest and non-interest checking, savings and certain types of money market accounts) are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amount) resulting in a Level 1 classification. Fair values for fixed rate time deposits are estimated using a discounted cash flows calculation that applies interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities on time deposits resulting in a Level 2 classification.

Short-term Borrowings:
The carrying amounts of federal funds purchased, borrowings under repurchase agreements, and other short-term borrowings, generally maturing within ninety days, approximate their fair values resulting in a Level 2 classification.

Long-Term Debt:
The fair values of the Company’s long-term borrowings are estimated using discounted cash flow analyses based on the current borrowing rates for similar types of borrowing arrangements resulting in a Level 2 classification.

The fair values of the Company’s subordinated debentures are estimated using discounted cash flow analyses based on the current borrowing rates for similar types of borrowing arrangements resulting in a Level 3 classification.

Accrued Interest Payable:
The carrying amount of accrued interest approximates fair value resulting in a Level 2 or Level 3 classification consistent with the liability they are associated with.

Off-balance Sheet Instruments:
Commitments to extend credit and standby letters of credit are generally short-term or variable rate with minimal fees charged. These instruments have no carrying value, and the fair value is not material. The fair value of commitments to sell loans is the cost or benefit of settling the commitments with the counter-party at the reporting date. At December 31, 2012 and 2011, none of the Company’s commitments to sell loans were mandatory, and there is no cost or benefit to settle these commitments.